Share Based Payment - Summary of Number and Weighted Average Exercise Prices of Restricted Stock (Details) - Restricted Stock - SFr / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of restricted stocks issued and exercised beginning balance	1,038,226	652,110	571,783
Number of restricted stocks granted and exercised during the year		386,116	80,327
Number of restricted stocks issued and exercised ending balance	1,038,226	1,038,226	652,110
Number of restricted stocks not subject to repurchase	817,022	621,343	472,502
Weighted average exercise price issued and exercised beginning balance	SFr 1.98	SFr 1.81	SFr 1.79
Weighted average exercise price granted and exercised during the year		2.27	1.95
Weighted average exercise price issued and exercised ending balance	1.98	1.98	1.81
Weighted average exercise price not subject to repurchase	SFr 1.90	SFr 1.82	SFr 1.80